UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					Washington, DC  20549
					FORM 13F
  					FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:		Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:		Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	561-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon	Vero Beach, FL		July 12, 2000

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$298,475

List of Other Managers Included:		NONE

   ITEM 1:                     ITME 2: ITEM 3:  ITEM 4: ITEM 5:    ITEM 6(a):ITEM 8(a):
   NAME OF ISSUER              COM     CUSIP    MKT VAL SHARES PR  SOLE      SOLE
D  ABBOTT LABS                 COM     002824100     629      14105     14105      14105
D  AES CORP                    COM     00130H105    4140      90750     90750      90750
D  AMERICAN EXPRESS CO         COM     025816109    9195     176411    176411     176411
D  AMERICAN INTERNATIONAL GP   COM     026874107   10831      92175     92175      92175
D  AUTOMATIC DATA PROCESSING   COM     053015103    9527     177870    177870     177870
D  BANCO SANTANDER CENT HISP   COM     05964H105    7904     761801    761801     761801
D  BRISTOL MYERS SQUIBB CO.    COM     110122108     658      11292     11292      11292
D  CISCO SYSTEMS               COM     17275R102   19649     309127    309127     309127
D  CITIGROUP, INC.             COM     172967101   13013     215983    215983     215983
D  COCA COLA                   COM     191216100    8123     141430    141430     141430
D  COMPAQ COMPUTER             COM     204493100    1428      55845     55845      55845
D  DISNEY, WALT                COM     254687106   10834     279121    279121     279121
D  DONALDSON COMPANY           COM     257651109    4703     238150    238150     238150
D  DUKE POWER                  COM     264399106    1714      30410     30410      30410
D  DUPONT DE NEMOURS, I.E.     COM     263534109    7620     174167    174167     174167
D  ERICSSON LM TEL - ADR       COM     294821400   11019     550930    550930     550930
D  EXXON MOBIL CORP            COM     30231G102   10493     133669    133669     133669
D  GANNETT CO.                 COM     364730101    7839     131055    131055     131055
D  GENERAL ELECTRIC            COM     369604103   14424     272149    272149     272149
D  GILLETTE                    COM     375766102    3038      86950     86950      86950
D  GOLDMAN SACHS               COM     38141G104    6563      69180     69180      69180
D  HARBOR FLORIDA BANCSHARES   COM     411901101     231      22100     22100      22100
D  ILLINOIS TOOL WORKS         COM     452308109    1677      29425     29425      29425
D  INTEL                       COM     458140100   17247     129010    129010     129010
D  JOHNSON & JOHNSON           COM     478160104   10037      98520     98520      98520
D  LUCENT TECHNOLOGIES         COM     549463107   12748     215160    215160     215160
D  MEDTRONIC INC               COM     585055106    1437      28844     28844      28844
D  MERCK & CO.                 COM     589331107   11077     144559    144559     144559
D  MICROSOFT                   COM     594918104   14327     179090    179090     179090
D  NORFOLK SOUTHERN CORP       COM     655844108    6608     419581    419581     419581
D  ORACLE CORP                 COM     68389X105   10541     130340    130340     130340
D  PEPSICO                     COM     713448108    7149     160872    160872     160872
D  PFIZER INC                  COM     717081103   10000     208330    208330     208330
D  PROCTOR & GAMBLE            COM     742718109    6637     115925    115925     115925
D  ROYAL DUTCH PETROL.         COM     780257804     931      15120     15120      15120
D  SCHERING PLOUGH CORP        COM     806605101     673      13320     13320      13320
D  STATE STREET CORP           COM     857477103   11089     104555    104555     104555
D  UNISOURCE ENERGY CORP       COM     909205106     481      31300     31300      31300
D  UNUMPROVIDENT CORP          COM     91529Y106    1056      52650     52650      52650
D  VIACOM CL B                 COM     925524308   10488     155229    155229     155229
D  WAL-MART                    COM     931142103     697      12879     12879      12879
S  REPORT SUMMARY                    41RECORDS    298475          0     OTHER MANAGERS